CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Allowance for receivable of bitcoin collateral	$ 302,006	$ 0
Current liabilities	257,365,911	114,333,238
Non-current liabilities	6,546,890	7,590,336
Consolidated VIE
Current liabilities	19,062,366	64,053,517
Non-current liabilities	6,546,889	7,584,510
Consolidated VIE
Current liabilities	$ 19,062,366	$ 64,053,517
Class A ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	222,055,327	229,831,213
Ordinary shares, shares outstanding	134,586,659	144,857,131
Class B Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677